Document and Entity Information	6 Months Ended
Jan. 31, 2012
Document and Entity Information
Entity Registrant Name	ONCOSEC MEDICAL Inc
Entity Central Index Key	0001444307
Document Type	S-1
Document Period End Date	Jan. 31, 2012
Amendment Flag	true
Amendment Description	Updated quarterly information
Current Fiscal Year End Date	--07-31
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company